Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2018
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Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2018 £m	2017 £m
Bank overdrafts	442.0	393.2
Corporate bonds and bank loans	583.1	230.9
	1,025.1	624.1

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2018 £m	2017 £m
Corporate bonds and bank loans	5,634.8	6,250.4

Maturity Analysis for Non-derivative Financial Liabilities

The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2018 £m	2017 £m
Within one year	1,025.1	624.1
Between one and two years	423.8	727.6
Between two and three years	761.0	421.0
Between three and four years	609.8	1,384.2
Between four and five years	670.1	356.6
Over five years	3,170.1	3,361.0
	6,659.9	6,874.5